Loans, Related Party Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related party loans [Roll Forward]
Balance, beginning of year	$ 20,233	$ 19,636
Advances	4,568	5,644
Less: repayments	(4,729)	(5,047)
Balance, end of year	20,072	$ 20,233
Board Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans greater than 90 days delinquent and no longer accruing interest	$ 2,700